Pension and other post-retirement benefits - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Pension plan
Defined Benefit Plan Disclosure [Line Items]
2023	$ 48,174
2024	47,428
2025	49,794
2026	50,585
2027	50,433
2028-2032	259,082
OPEB
Defined Benefit Plan Disclosure [Line Items]
2023	11,483
2024	12,025
2025	12,548
2026	12,925
2027	13,479
2028-2032	$ 72,684